Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of nature and purpose of transaction amounts and outstanding balances for related parties

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of December 31,		Years Ended December 31,			Subsequent to December 31,
			2024	2023	2024	2023	2022	2024
			Balances		Amounts			Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)			Settled
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	Advances	$-	$110	$-	$-	$-	$-
		CSR expenses	(98,504)	-	(98,658)			5,466
Black Hummer Security Sdn Bhd	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	(1,448)	(16,877)	-
Dato’ Mohd Suhaimi bin Hashim	Director of Tumpuan Megah and shareholder of TMDF	Advances	(224)	-	-	-	-	-
Dato’ Sri Kam Choy Ho	Director of the Company	Advances	-	(21,716)	-	-	-	-
Megah Port Management Sdn Bhd	Entity owned by Controlling Shareholder and disposed on September 30, 2024	Advances	-	93	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	Management service	(131,081)	(295,610)	-	(234,137)	(198,567)	36,548
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	1,823,609	1,469,762	-	-	-	145,658
Sinar Maju Logistik Sdn Bhd	Entity owned by Controlling Shareholder	(i) Shipping agency services	95,841	(30,420)	(270,505)	(525,067)	(867,297)	-
		(ii) Sales of fresh water	-	-	-	-	5,117	-
Sinar Maju Marin Sdn Bhd	Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder	Shipping agency services	(1,710)	(19,865)	(69,404)	(71,606)	(47,566)	1,710
Straits Alliance Transport Sdn Bhd	Entity owned by Controlling Shareholder	Advances	1,057	1,024	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	(i)Working capital advances	8,636,466	1,623,241	-	-	-	477,125
		(ii) Management service	-	-	-	-	(142,919)	-
Strait Management Service Sdn Bhd	Entity owned by Controlling Shareholder	(i) Management service	(395,226)	(154,982)	(499,091)	(269,897)	(144,036)	-
		(ii) Advances	-	1,385	-	-	-	-
Victoria STS (Labuan) Sdn Bhd	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	27,762	36,240	-	151,349	235,544	-
		(ii) Sales of ship management service	935,522	595,538	177,534	122,240	19,584	-
		(iii) Purchase of tugboat services	-	-	(9,402)	(21,201)	(21,808)	-
Victoria 1 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of ship management service	-	-	-	-	53,341	-
		(ii) Sales of marine gas oil	-	-	-	-	76,732	-
Victoria 2 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	-	-	-	-	97,939	-
		(ii) Sales of ship management service	-	-	-	-	22,962	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	(i) Sales of ship management service	72,310	74,066	-	16,788	-	-
Total, net			$10,965,822	$3,278,866	$(769,526)	$(832,979)	$(927,851)	$666,507

Related party transactions other than sales and purchases:

			Years Ended December 31,
Name	Relationship	Nature/Purpose	2024	2023	2022
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	$(72,487)	$(67,895)	$(67,730)
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	$375,365	$32,089	$-

Schedule of related party balances
	As of December 31,
	2024	2023
Due from related parties	$11,592,567	$3,801,459
Due to related parties	(626,745)	(522,593)
Total, net	$10,965,822	$3,278,866

Schedule of sales revenues and purchases for related parties

The sales revenues and purchases for related parties consist of the following:

	Years Ended December 31,
	2024	2023	2022
Related party sales revenues	$177,534	$290,377	$511,219
Related party purchases	(947,060)	(1,123,356)	(1,439,070)
Total, net	$(769,526)	$(832,979)	$(927,851)